SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Company's revenues (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Net revenues	$ 61,290,816	$ 79,661,792	$ 73,502,883
At the point in time
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Net revenues	13,753,389	61,036,228	53,338,761
Over time
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Net revenues	47,537,427	18,625,564	20,164,122
Solar power project development
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Net revenues	13,753,389	61,036,228	49,160,215
Sales from green certificates
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Net revenues	0	0	4,178,546
EPC Services
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Net revenues	24,760,309	0	0
Electricity generation
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Net revenues	21,654,175	17,969,727	19,368,616
Others
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Net revenues	$ 1,122,943	$ 655,837	$ 795,506